Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 29, 2012
Reconciliation of the changes in the redeemable noncontrolling interest:
Net loss attributable to noncontrolling interest	$ 0	$ 0	$ (2)
Generation Health, Inc.
Redeemable Noncontrolling Interest
Remaining interest acquired in Generation Health (as a percent)				40.00%
Acquisition from minority interest				26
Acquisition from employee option holders				5
Aggregate acquisition cost of Remaining interest in Generation Health				31
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance			30
Net loss attributable to noncontrolling interest			(2)
Purchase of noncontrolling interest			(26)
Reclassification to capital surplus in connection with purchase of noncontrolling interest			(2)
Ending balance			$ 0